June 23, 2017

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

Re:	Asset Management Fund (the “Registrant”) File Nos. 002-78808 and 811-03541

To the Commission:

Pursuant to Rule 497 (j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that (i) the Prospectuses and Statement of Additional Information of the AAMA Income Fund and AAMA Equity Fund, each dated June 19, 2017, for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 88 (the “Amendment”), which was filed on June 19, 2017 and (ii) the text of the most recent Amendment or registration statement was filed electronically.

If you have any questions or require any further information, please contact the undersigned at (614) 416-9054.

Very truly yours,

/s/ Jennifer Gorham

Jennifer Gorham

Secretary